Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)	3 Months Ended
	Apr. 30, 2015	Apr. 30, 2014
Consolidated Statements of Operations and Comprehensive Income (Loss) [Abstract]
REVENUE	$ 58,582
OPERATING EXPENSES:
General and administrative	$ 304,276	$ 199,074
Research and development		478,735
Related party payments		$ 385,035
Depreciation and Amortization expense	$ 51,497
Total operating expenses	355,773	$ 1,062,844
OTHER (INCOME) AND EXPENSES
Interest income	(3)
Interest expense	134,150
Unrealized (gain) loss on marketable securities	(106,050)
Total other (income) and expenses	28,097
NET LOSS	(325,288)	$ (1,062,844)
Comprehensive income (loss):
NET LOSS	$ (325,288)	$ (1,062,844)
NET LOSS PER COMMON SHARE:
Basic and diluted	$ 0.00	$ (0.01)
Weighted average common shares outstanding, basic and diluted	172,555,864	210,333,333